FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2005

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Troob Capital Management LLC
Address:   777 Westchester Avenue, Suite 203
           White Plains, New York 10604

13F File Number:  028-11213

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas Troob
Title:     Managing Member
Phone:     (914) 694-5777

Signature, Place, and Date of Signing:

/s/ Douglas Troob
--------------------------------------
(Signature)

White Plains, New York
--------------------------------------
(City, State)

May 3, 2005
--------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


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                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 40

Form 13F Information Table Value Total: $52,761(thousands)

List of Other Included Managers:

         None

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                                                                     FORM 13F
                                                                                                          (SEC USE ONLY)
QTR ENDED: 3/31/05                       Name of Reporting Manager:  Troob Capital Management LLC

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                                                                                                                     Item 8:
Item 1:                            Item 2 :        Item 3:     Item 4:    Item 5:            Item 6:   Item 7:   Voting Authority
Name of Issuer                  Title of Class     CUSIP     Fair Market Shares or         Investment Managers (a)      (b)    (c)
                                                   Number       Value   Principal Sh/ Put/ Discretion   See    Sole   Shared   None
                                                              (X$1000)    Amount  Prn Call            Instr.V

Abitibi-Consolidated Inc         COM              003924107    1,069     230,769   SH        SOLE                230,769  -     -
BE Aerospace, Inc.               COM              073302101    1,643     136,876   SH        SOLE                136,876  -     -
Bowater Inc.                     COM              102183900       81         720   SH  CALL  SOLE                    720  -     -
Calpine Corp.                    COM              131347106      427     152,630   SH        SOLE                152,630  -     -
Central Freight Lines, Inc.      COM.             153491105      189      53,107   SH        SOLE                 53,107  -     -
Charter Communications Inc D     CL A             16117M107      662     413,726   SH        SOLE                413,726  -     -
Comcast Corp New                 CL A             20030N101    2,948      87,275   SH        SOLE                 87,275  -     -
Crown Holdings Inc               COM              228368906      154         604   SH  CALL  SOLE                    604  -     -
Crown Holdings Inc               COM              228368106    5,125     329,382   SH        SOLE                329,382  -     -
Dynegy Inc New                   COM              26816Q901       72       1,912   SH  CALL  SOLE                  1,912  -     -
General Motors Corp              COM              370442955      576       1,200   SH  PUT   SOLE                  1,200  -     -
General Motors Corp              COM              370442955      126         284   SH  PUT   SOLE                    284  -     -
General Motors Corp              COM              370442105    2,845      96,797   SH        SOLE                 96,797  -     -
Georgia-Pacific Corp.            COM              373298108    4,374     123,240   SH        SOLE                123,240  -     -
Goodyear Tire & Rubber Co        COM              382550101      590      44,227   SH        SOLE                 44,227  -     -
Grey Wolf Inc                    COM              397888108      405      61,500   SH        SOLE                 61,500  -     -
IShares Trust                    RUSSELL 2000     464287955      341       1,067   SH  PUT   SOLE                  1,067  -     -
Longs Drug Stores Corp           COM              543162951        9         681   SH  PUT   SOLE                    681  -     -
Lyondell Chemical Co             COM              552078907      320       1,131   SH  CALL  SOLE                  1,131  -     -
Lyondell Chemical Co             COM              552078107      855      30,635   SH        SOLE                 30,635  -     -
Methanex Corp.                   COM              59151K108    3,555     182,958   SH        SOLE                182,958  -     -
Mosaic Company                   COM              61945A107    1,007      59,056   SH        SOLE                 59,056  -     -
NationsHealth Inc                W EXP 08/24/2007 63860C118      347     232,762   SH        SOLE                232,762  -     -
Northwest Airlines Corp          CL A             667280101    1,675     250,352   SH        SOLE                250,352  -     -
Parker Drilling Co.              COM              701081101    3,278     570,115   SH        SOLE                570,115  -     -
Payless Shoesource Inc           COM              904379906      742       1,562   SH  CALL  SOLE                  1,562  -     -
Polyone Corp                     COM              73179P106      723      81,384   SH        SOLE                 81,384  -     -
Primedia Inc                     COM              74157K101      944     216,930   SH        SOLE                216,930  -     -
Primewest Energy Trust          TRUST UNIT NEW    741930309    1,603      66,955   SH        SOLE                 66,955  -     -
Provident Energy Trust          TR UNIT           74386K104    1,860     187,954   SH        SOLE                187,954  -     -
Reliant Energy Inc               COM              75952B105    1,594     140,104   SH        SOLE                140,104  -     -
Rock-Tenn Company                CL A             772739207      853      64,100   SH        SOLE                 64,100  -     -
Smurfit-Stone Container          COMrp            832727101    2,504     161,882   SH        SOLE                161,882  -     -
SPDR Trust                      UNIT SER 1        78462F103    1,545      13,100   SH        SOLE                 13,100  -     -
Tenet Healthcare Corp            COM              88033G900      195         723   SH  CALL  SOLE                    723  -     -
Tenet Healthcare Corp            COM              88033G900      440       3,257   SH  CALL  SOLE                  3,257  -     -
United Rentals Inc               COM              911363109    3,359     166,229   SH        SOLE                166,229  -     -
US Steel Corp New                COM              912909958       77         516   SH  PUT   SOLE                    516  -     -
Weyerhaeuser Co                  COM              962166104    3,369      49,184   SH        SOLE                 49,184  -     -
Young Broadcasting Inc           CL A             987434107      279      32,300   SH        SOLE                 32,300  -     -


                                               Value Total   $52,761

                                               Entry Total:       40
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